February 27, 2007

WRITER'S DIRECT TELEPHONE NO.: (816) 556-2608

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Ladies and Gentlemen:

          Great Plains Energy Incorporated and Kansas City Power & Light Company hereby separately file through the Securities and Exchange Commission's EDGAR System a combined Annual Report on Form 10-K for the fiscal year ended December 31, 2006.

          The financial statements contained in the report do not reflect a change from the preceding year in any accounting principle or practices, or in the method of applying such principles or practices, other than in response to a standard adopted by the Financial Accounting Standards Board that creates a new accounting principle, that expresses a preference for an accounting principle, or that rejects a specific accounting principle.

Sincerely, /s/Mark G. English Mark G. English General Counsel and Assistant Corporate Secretary